CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 108,582	676,476	1,976,555
Restricted cash	24,151	150,462	281,626
Accounts receivable - net	153,604	956,969	537,540
Notes receivable	430	2,681	60,208
Inventories - net	134,625	838,727	684,049
Advance to suppliers - net	26,779	166,838	475,645
Other current assets - net	57,268	356,784	528,572
Deferred tax assets - net	24,124	150,297	264,590
Derivative contracts			29,091
Amount due from related parties - net	67,513	420,610	241,453
Total current assets	597,076	3,719,844	5,079,329
Non-current assets:
Long-term prepayments	29,544	184,065	204,570
Fixed assets - net	767,222	4,779,873	4,715,962
Intangible assets - net	53,779	335,047	334,987
Deferred tax assets - net	17,224	107,304	16,493
Long-term deferred expenses	4,045	25,200	49,702
Total non-current assets	871,814	5,431,489	5,321,714
Total assets	1,468,890	9,151,333	10,401,043
Current liabilities:
Short-term bank borrowings	186,574	1,162,372	1,764,251
Long-term bank borrowings, current portion	74,991	467,204	242,604
Accounts payable	170,418	1,061,723	1,024,947
Notes payable	50,483	314,517	462,602
Accrued expenses and other liabilities	64,291	400,537	375,238
Customer deposits	5,829	36,314	84,871
Unrecognized tax benefit	23,029	143,473	143,473
Derivative contracts	2,779	17,311	30,670
Amount due to related parties	11,564	72,045	42,342
Total current liabilities	589,958	3,675,496	4,170,998
Non-current liabilities:
Long-term bank borrowings	366,785	2,285,106	1,352,373
Long-term payable	8,026	50,000	50,000
Deferred tax liabilities	3,980	24,798	25,387
Convertible bonds	59,163	368,590	498,646
Total non-current liabilities	437,954	2,728,494	1,926,406
Total liabilities	1,027,912	6,403,990	6,097,404
Commitments and contingencies
Redeemable ordinary shares (par value US$0.0001 per share; 20,070,375 and 20,070,375 shares issued and outstanding at December 31, 2011 and 2012, respectively)	4	24	24
Shareholders' equity
Ordinary shares (par value US$0.0001 per share; 1,000,000,000 and 1,000,000,000 shares authorized; 422,395,432 shares and 423,395,432 shares issued and outstanding at December 31, 2011 and 2012, respectively)	51	316	315
Additional paid-in capital	642,718	4,004,199	3,996,418
Statutory reserves	28,002	174,456	174,456
Retained earnings (accumulated deficit)	(229,600)	(1,430,433)	132,426
Accumulated other comprehensive loss	(197)	(1,219)
Total shareholders' equity	440,974	2,747,319	4,303,615
Total liabilities, redeemable ordinary shares and shareholders' equity	$ 1,468,890	9,151,333	10,401,043